Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement Abstract
Revenue	$ 16,388,579	$ 19,847,279	$ 39,271,839
Cost of Sales	7,173,476	17,650,661	33,914,237
Gross Profit	9,215,103	2,196,618	5,357,602
Sales, general and administrative costs
Salaries and administration	3,891,189	9,912,495	8,814,561
Depreciation	1,445,129	1,662,113	1,858,458
Product development costs	701,369	1,339,200	1,811,472
Office expense	66,773	1,256,499	1,607,459
Insurance	1,447,375	1,727,831	1,716,157
Professional fees	2,500,177	1,672,938	1,925,938
Sales and marketing	78,569	997,772	661,426
Share-based payments	279,546	897,468	1,502,112
Transportation costs	207,351	264,344	212,263
Travel, accomodation, meals and entertainment	110,244	397,749	599,169
Allowance for credit losses	10,528	(12,277)	1,450,962
Total sales, general and administrative costs	10,738,250	20,116,132	22,159,977
Loss from operations before interest, accretion and foreign exchange	(1,523,147)	(17,919,514)	(16,802,375)
Interest and accretion	(2,588,673)	(2,176,337)	(1,554,858)
Other Income	0	1,391,746	306,288
(Loss) on disposal of equipment	(24,961)	0	0
Foreign exchange gain	141,339	40,657	131,416
Loss from operations for the year	(3,995,442)	(18,663,448)	(17,919,529)
Other items
Debt extinguishment costs	(1,390,187)	0	0
Series A convertible Preferred shares change in fair value	(497,149)	0	0
Write down of assets	0	0	(423,267)
Loss for the year before income tax	(5,882,778)	(18,663,448)	(18,342,796)
Income tax
Income tax recovery	406,000	0	0
Loss for the year	(5,476,778)	(18,663,448)	(18,342,796)
Other comprehensive income
Cumulative translation reserve	73,342	151,553	29,547
Total comprehensive loss for the year	$ (5,403,436)	$ (18,511,895)	$ (18,313,249)
Loss per common share, basic	$ (1.57)	$ (6.77)	$ (7.35)
Loss per common share, diluted	$ (1.57)	$ (6.77)	$ (7.35)
Weighted average number of common shares outstanding, basic	3,494,860	2,758,020	2,495,096
Weighted average number of common shares outstanding, diluted	3,494,860	2,758,020	2,495,096